UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4576
                                                      --------

                                BOND FUND SERIES
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP CONVERTIBLE CORPORATE BOND AND NOTES SECTORS
--------------------------------------------------------------------------------
Health Care                                                                16.5%
--------------------------------------------------------------------------------
Consumer Discretionary                                                     10.1
--------------------------------------------------------------------------------
Information Technology                                                     10.1
--------------------------------------------------------------------------------
Industrials                                                                 6.3
--------------------------------------------------------------------------------
Energy                                                                      4.9
--------------------------------------------------------------------------------
Financials                                                                  3.7
--------------------------------------------------------------------------------
Telecommunication Services                                                  3.1
--------------------------------------------------------------------------------
Utilities                                                                   2.7

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2006, and are based on net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

               Convertible Corporate Bonds and Notes  57.8%
               Stocks                                 36.6
               Cash Equivalents                        4.3
               Bonds and Notes                         1.3

Portfolio holdings and strategies are subject to change. Percentages are as of December 31, 2006, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                  10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the fiscal year ended December 31, 2006, Oppenheimer Convertible Securities Fund's Class A shares (without sales charge) delivered solid, positive performance that finished in the second quartile of its peer group of similarly managed funds, as ranked by Lipper, Inc. The Fund's returns for the 12-month review period outpaced those of the Lehman Brothers Aggregate Bond Index, which returned 4.33%, but lagged the S&P 500 Index, which for the period returned 15.78%.

      Several factors worked in our favor this year and contributed to the Fund's satisfactory absolute performance. The most significant contributor to returns were the favorable tailwinds generated by the U.S. equity markets, which performed well for the period and supported convertible bond returns. With stocks in virtually every industry sector posting positive gains for the year, most correlating convertibles--depending on their individual level of equity sensitivity--enjoyed corresponding gains thanks to price appreciation in their underlying stocks. As a result, we are pleased that macro conditions this period generally favored convertible bonds and helped craft an auspicious backdrop for convertibles and for the Fund.

      Next, there were a number of holdings that were significant outperformers for the portfolio and added to year-end returns. For example, the portfolio's second largest holding at the end of the review period and biggest contributor to performance, NII Holdings, Inc., came from the wireless telecom sector, a segment that represents barely 4% of the convertible bond universe. NII, a large, wireless operator that provides Nextel-branded wireless service in Latin America, has successfully expanded its subscriber base in response to recent favorable regulatory developments that have curbed the tariffs associated with expansion in the wireless industry. As NII enjoyed greater latitude to expand its presence in lucrative markets such as Brazil and Mexico, as well as to move into new markets such as Chile, its stock appreciated measurably, a trend that helped significantly boost the value of the company's convertible bonds.

      Similarly, our third-largest holding, Merrill Lynch & Co., Inc., a diversified financial services company, performed quite well due to strong performance in its underlying stock. In a period that delivered mixed results for financial services stocks, Merrill's stock fared well thanks to robust trading and investment-banking revenues, and as a result, its convertible bond performed well. In addition, holdings such as MetLife, Inc., a provider of life insurance and other financial services, performed well for the year and added to Fund returns. In general, both our


                  11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

stock selection within the financial services category, and our decision to overweight our exposure to select financial convertibles, benefited the Fund's fiscal year results.

      Stock selection also led us to several outperformers in the lodging and media sectors. Names like Hilton Hotels Corp., which performed well due to continued strength in the hotels sector, Time Warner, Inc. (held by the Fund under an issuance by Liberty Media Corp.) and Walt Disney Co., all added to Fund returns this year. Time Warner enjoyed a particularly profitable fourth-quarter this year due to success in cable television and motion pictures. Similarly, Disney successfully promoted its content through its various distribution channels, while celebrating strong revenues through its theme parks and motion picture businesses. As a result, the convertibles issued by these companies fared well.

      Another positive contributor to returns this period was our decision to underweight the portfolio's exposure to health-care related convertibles. Health care stocks proved to be the market's worst-performing stocks this year within the S&P 500 Index, a broad measure of stock-market performance. Our relative underexposure to convertibles issued by companies in this sector significantly benefited our returns.

      On the negative side, our biggest detractor from performance relative to our peers was our underweight in a single name: General Motors Corp. (GM). GM far and away outperformed most other convertibles this year due to cost-cutting and structural changes that were received positively by the investor community. (While the Fund benefited from the exposure that we had to GM, any underweight in such a performance outlier, not surprisingly, cost us returns in the short term.) We are convinced that maintaining a more diversified portfolio of a variety of securities without extensive exposure to any one name serves to help buffer the Fund from unnecessary risk.

      Otherwise, an array of individual names that faltered over the year detracted from our returns, although less significantly than our underweight in GM. Holdings like Legg Mason, Inc., an asset management company whose stock struggled this year after the company acquired a competitor's asset-management business, hurt us. Difficulties in business integration after its acquisition caused Legg Mason's quarterly results to fall short of analysts' expectations, and as such, its stock underperformed. Similarly, our sizable position in Teva Pharmaceutical Finance II LLC., the largest generic pharmaceutical company in the world, detracted from performance when the company's stock fell due to continued price pressures stemming from increased competition in the generic drug business. Weakness in Teva's stock led to difficulties for its associated convertible, and as such, cost us marginal performance for the year.


                  12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2006. In the case of Class A, Class B, Class C and Class M shares, performance is over a 10-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A and Class M shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the S&P 500 Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                  13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class A)

Lehman Brothers Aggregate Bond Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
                Convertible       Lehman Brothers
                 Securities          Aggregate
               Fund (Class A)       Bond Index        S&P 500 Index

12/31/1996          9,425             10,000             10,000
03/31/1997          9,607              9,944             10,269
06/30/1997         10,376             10,309             12,060
09/30/1997         11,186             10,652             12,963
12/31/1997         11,194             10,965             13,335
03/31/1998         12,133             11,136             15,194
06/30/1998         11,816             11,396             15,698
09/30/1998         10,566             11,878             14,140
12/31/1998         11,651             11,918             17,149
03/31/1999         11,840             11,859             18,003
06/30/1999         12,609             11,755             19,269
09/30/1999         12,320             11,835             18,069
12/31/1999         14,374             11,820             20,756
03/31/2000         15,196             12,081             21,231
06/30/2000         14,886             12,291             20,667
09/30/2000         15,053             12,662             20,467
12/31/2000         13,683             13,194             18,867
03/31/2001         13,188             13,595             16,631
06/30/2001         13,652             13,671             17,604
09/30/2001         12,381             14,302             15,021
12/31/2001         13,231             14,308             16,626
03/31/2002         13,337             14,322             16,672
06/30/2002         12,551             14,851             14,440
09/30/2002         11,480             15,531             11,946
12/31/2002         12,360             15,776             12,953
03/31/2003         12,687             15,995             12,545
06/30/2003         13,817             16,395             14,475
09/30/2003         14,185             16,372             14,858
12/31/2003         15,196             16,423             16,666
03/31/2004         15,647             16,860             16,948
06/30/2004         15,476             16,448             17,240
09/30/2004         15,302             16,974             16,917
12/31/2004         16,378             17,136             18,478
03/31/2005         15,653             17,053             18,082
06/30/2005         15,692             17,567             18,329
09/30/2005         16,510             17,448             18,989
12/31/2005         16,624             17,552             19,385
03/31/2006         17,109             17,438             20,200
06/30/2006         17,143             17,425             19,909
09/30/2006         17,605             18,089             21,036
12/31/2006         18,384             18,313             22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year   4.27%    5-Year   5.54%    10-Year   6.28%


                  14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class B)

Lehman Brothers Aggregate Bond Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
                Convertible       Lehman Brothers
                 Securities          Aggregate
               Fund (Class B)       Bond Index        S&P 500 Index

12/31/1996         10,000             10,000             10,000
03/31/1997         10,175              9,944             10,269
06/30/1997         10,969             10,309             12,060
09/30/1997         11,803             10,652             12,963
12/31/1997         11,793             10,965             13,335
03/31/1998         12,757             11,136             15,194
06/30/1998         12,393             11,396             15,698
09/30/1998         11,061             11,878             14,140
12/31/1998         12,183             11,918             17,149
03/31/1999         12,358             11,859             18,003
06/30/1999         13,126             11,755             19,269
09/30/1999         12,810             11,835             18,069
12/31/1999         14,906             11,820             20,756
03/31/2000         15,728             12,081             21,231
06/30/2000         15,380             12,291             20,667
09/30/2000         15,527             12,662             20,467
12/31/2000         14,079             13,194             18,867
03/31/2001         13,543             13,595             16,631
06/30/2001         13,992             13,671             17,604
09/30/2001         12,666             14,302             15,021
12/31/2001         13,520             14,308             16,626
03/31/2002         13,594             14,322             16,672
06/30/2002         12,769             14,851             14,440
09/30/2002         11,660             15,531             11,946
12/31/2002         12,521             15,776             12,953
03/31/2003         12,852             15,995             12,545
06/30/2003         13,997             16,395             14,475
09/30/2003         14,370             16,372             14,858
12/31/2003         15,394             16,423             16,666
03/31/2004         15,851             16,860             16,948
06/30/2004         15,678             16,448             17,240
09/30/2004         15,501             16,974             16,917
12/31/2004         16,592             17,136             18,478
03/31/2005         15,857             17,053             18,082
06/30/2005         15,896             17,567             18,329
09/30/2005         16,725             17,448             18,989
12/31/2005         16,840             17,552             19,385
03/31/2006         17,332             17,438             20,200
06/30/2006         17,366             17,425             19,909
09/30/2006         17,835             18,089             21,036
12/31/2006         18,630             18,313             22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year   4.75%    5-Year   5.63%    10-Year   6.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A MAXIMUM INITIAL SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class C)

Lehman Brothers Aggregate Bond Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
                Convertible       Lehman Brothers
                 Securities          Aggregate
               Fund (Class C)       Bond Index        S&P 500 Index

12/31/1996         10,000             10,000             10,000
03/31/1997         10,167              9,944             10,269
06/30/1997         10,962             10,309             12,060
09/30/1997         11,797             10,652             12,963
12/31/1997         11,788             10,965             13,335
03/31/1998         12,754             11,136             15,194
06/30/1998         12,389             11,396             15,698
09/30/1998         11,064             11,878             14,140
12/31/1998         12,179             11,918             17,149
03/31/1999         12,354             11,859             18,003
06/30/1999         13,124             11,755             19,269
09/30/1999         12,819             11,835             18,069
12/31/1999         14,908             11,820             20,756
03/31/2000         15,731             12,081             21,231
06/30/2000         15,382             12,291             20,667
09/30/2000         15,520             12,662             20,467
12/31/2000         14,079             13,194             18,867
03/31/2001         13,542             13,595             16,631
06/30/2001         13,992             13,671             17,604
09/30/2001         12,663             14,302             15,021
12/31/2001         13,519             14,308             16,626
03/31/2002         13,591             14,322             16,672
06/30/2002         12,764             14,851             14,440
09/30/2002         11,663             15,531             11,946
12/31/2002         12,519             15,776             12,953
03/31/2003         12,828             15,995             12,545
06/30/2003         13,957             16,395             14,475
09/30/2003         14,289             16,372             14,858
12/31/2003         15,291             16,423             16,666
03/31/2004         15,704             16,860             16,948
06/30/2004         15,504             16,448             17,240
09/30/2004         15,311             16,974             16,917
12/31/2004         16,345             17,136             18,478
03/31/2005         15,590             17,053             18,082
06/30/2005         15,600             17,567             18,329
09/30/2005         16,382             17,448             18,989
12/31/2005         16,463             17,552             19,385
03/31/2006         16,912             17,438             20,200
06/30/2006         16,912             17,425             19,909
09/30/2006         17,334             18,089             21,036
12/31/2006         18,073             18,313             22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year   8.78%    5-Year   5.98%    10-Year   6.10%


                  16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class M)

Lehman Brothers Aggregate Bond Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
                Convertible       Lehman Brothers
                 Securities          Aggregate
               Fund (Class M)       Bond Index        S&P 500 Index

12/31/1996          9,625             10,000             10,000
03/31/1997          9,851              9,944             10,269
06/30/1997         10,620             10,309             12,060
09/30/1997         11,436             10,652             12,963
12/31/1997         11,435             10,965             13,335
03/31/1998         12,380             11,136             15,194
06/30/1998         12,041             11,396             15,698
09/30/1998         10,753             11,878             14,140
12/31/1998         11,844             11,918             17,149
03/31/1999         12,025             11,859             18,003
06/30/1999         12,783             11,755             19,269
09/30/1999         12,482             11,835             18,069
12/31/1999         14,538             11,820             20,756
03/31/2000         15,351             12,081             21,231
06/30/2000         15,019             12,291             20,667
09/30/2000         15,166             12,662             20,467
12/31/2000         13,767             13,194             18,867
03/31/2001         13,251             13,595             16,631
06/30/2001         13,701             13,671             17,604
09/30/2001         12,409             14,302             15,021
12/31/2001         13,256             14,308             16,626
03/31/2002         13,335             14,322             16,672
06/30/2002         12,533             14,851             14,440
09/30/2002         11,460             15,531             11,946
12/31/2002         12,307             15,776             12,953
03/31/2003         12,625             15,995             12,545
06/30/2003         13,749             16,395             14,475
09/30/2003         14,086             16,372             14,858
12/31/2003         15,088             16,423             16,666
03/31/2004         15,518             16,860             16,948
06/30/2004         15,350             16,448             17,240
09/30/2004         15,190             16,974             16,917
12/31/2004         16,248             17,136             18,478
03/31/2005         15,529             17,053             18,082
06/30/2005         15,571             17,567             18,329
09/30/2005         16,385             17,448             18,989
12/31/2005         16,500             17,552             19,385
03/31/2006         16,984             17,438             20,200
06/30/2006         17,019             17,425             19,909
09/30/2006         17,480             18,089             21,036
12/31/2006         18,262             18,313             22,444

AVERAGE ANNUAL TOTAL RETURNS OF CLASS M SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year   7.08%    5-Year   5.92%    10-Year   6.21%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A MAXIMUM INITIAL SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Convertible Securities Fund (Class N)

Lehman Brothers Aggregate Bond Index

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                Oppenheimer
                Convertible       Lehman Brothers
                 Securities          Aggregate
               Fund (Class N)       Bond Index        S&P 500 Index

03/01/2001         10,000             10,000             10,000
03/31/2001          9,690             10,050              9,367
06/30/2001         10,020             10,107              9,915
09/30/2001          9,073             10,573              8,460
12/31/2001          9,698             10,578              9,364
03/31/2002          9,770             10,588              9,390
06/30/2002          9,188             10,979              8,132
09/30/2002          8,398             11,482              6,728
12/31/2002          9,027             11,663              7,295
03/31/2003          9,257             11,825              7,065
06/30/2003         10,072             12,121              8,153
09/30/2003         10,328             12,103              8,368
12/31/2003         11,054             12,141              9,387
03/31/2004         11,371             12,464              9,545
06/30/2004         11,233             12,159              9,710
09/30/2004         11,094             12,548              9,528
12/31/2004         11,861             12,668             10,407
03/31/2005         11,323             12,607             10,184
06/30/2005         11,339             12,986             10,323
09/30/2005         11,916             12,899             10,695
12/31/2005         11,984             12,976             10,918
03/31/2006         12,320             12,892             11,377
06/30/2006         12,329             12,882             11,213
09/30/2006         12,648             13,372             11,848
12/31/2006         13,205             13,538             12,641

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 12/31/06

1-Year   9.19%    5-Year   6.37%    Since Inception (3/1/01)   4.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); FOR CLASS C AND N SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD; AND FOR CLASS M SHARES, A MAXIMUM INITIAL SALES CHARGE OF 3.25%. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, 10-YEAR RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 19 FOR FURTHER INFORMATION.


                  18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.


                  19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES
--------------------------------------------------------------------------------

CLASS M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. While Class M shares are subject to an annual 0.50% asset-based sales charge, the Board has set that charge at zero effective February 11, 2004.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                       BEGINNING     ENDING        EXPENSES
                       ACCOUNT       ACCOUNT       PAID DURING
                       VALUE         VALUE         6 MONTHS ENDED
                       (7/1/06)      (12/31/06)    DECEMBER 31, 2006
--------------------------------------------------------------------
Class A Actual         $  1,000.00   $  1,072.80   $  4.97
--------------------------------------------------------------------
Class A Hypothetical      1,000.00      1,020.42      4.85
--------------------------------------------------------------------
Class B Actual            1,000.00      1,068.60      9.11
--------------------------------------------------------------------
Class B Hypothetical      1,000.00      1,016.43      8.88
--------------------------------------------------------------------
Class C Actual            1,000.00      1,068.70      9.11
--------------------------------------------------------------------
Class C Hypothetical      1,000.00      1,016.43      8.88
--------------------------------------------------------------------
Class M Actual            1,000.00      1,073.00      4.77
--------------------------------------------------------------------
Class M Hypothetical      1,000.00      1,020.62      4.65
--------------------------------------------------------------------
Class N Actual            1,000.00      1,071.10      6.13
--------------------------------------------------------------------
Class N Hypothetical      1,000.00      1,019.31      5.97

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A       0.95%
------------------------
Class B       1.74
------------------------
Class C       1.74
------------------------
Class M       0.91
------------------------
Class N       1.17

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                  22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                          PRINCIPAL           VALUE
                                                                             AMOUNT      SEE NOTE 1
----------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--57.4%
----------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.1%
----------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co., 4.25% Cv. Sr. Unsec. Nts., 12/15/36 1                  $  1,700,000   $   1,818,150
----------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.5%
Carnival Corp., 2% Cv. Sr. Unsec. Unsub. Debs., 4/15/21                   5,000,000       6,425,000
----------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 3.375% Cv. Sr. Unsec. Unsub. Nts., 4/15/23           2,500,000       3,956,250
----------------------------------------------------------------------------------------------------
Scientific Games Corp., 0.75% Cv. Sr. Sub. Nts., 12/1/24                  4,000,000       4,595,000
                                                                                      --------------
                                                                                         14,976,250

----------------------------------------------------------------------------------------------------
MEDIA--5.0%
Lamar Advertising Co., 2.875% Cv. Sr. Nts., 12/31/10                      4,000,000       5,445,000
----------------------------------------------------------------------------------------------------
Liberty Media Corp., 0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23           5,000,000       6,362,500
----------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 2.125% Cv. Sr. Unsec. Nts., 4/15/23                5,000,000       6,100,000
----------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09 1          4,000,000       3,415,000
                                                                                      --------------
                                                                                         21,322,500

----------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.2%
Lowe's Cos., Inc., 0% Cv. Sr. Nts., 10/19/21 2                            4,500,000       4,893,750
----------------------------------------------------------------------------------------------------
ENERGY--4.9%
----------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.2%
Cameron International Corp., 2.50% Cv. Sr. Unsec. Nts., 6/15/26 1         5,000,000       5,393,750
----------------------------------------------------------------------------------------------------
Halliburton Co., 3.125% Cv. Sr. Nts., 7/15/23 1                           3,000,000       5,088,750
----------------------------------------------------------------------------------------------------
Schlumberger Ltd., 2.125% Cv. Sr. Unsec. Nts., 6/1/23                     4,500,000       7,408,125
                                                                                      --------------
                                                                                         17,890,625

----------------------------------------------------------------------------------------------------
OIL & GAS--0.7%
Peabody Energy Corp., 4.75% Cv. Jr. Unsec. Sub. Debs., 12/15/66           3,000,000       2,876,250
----------------------------------------------------------------------------------------------------
FINANCIALS--3.7%
----------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Merrill Lynch & Co., Inc., 0% Cv. Sr. Unsec. Unsub. Nts., 3/13/32 2       6,500,000       8,656,050
----------------------------------------------------------------------------------------------------
REAL ESTATE--0.7%
Host Marriott LP, 3.25% Cv. Sr. Debs., 4/15/24 1                          2,000,000       2,975,000
----------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.0%
Forest City Enterprises, Inc., 3.625% Cv. Nts., 10/15/11 3                4,000,000       4,253,800
----------------------------------------------------------------------------------------------------
HEALTH CARE--16.5%
----------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.0%
Amgen, Inc., 0.375% Cv. Sr. Nts., 2/1/13 1                                7,500,000       7,406,250
----------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc., 2.50% Cv. Sr. Unsec. Nts., 4/15/11 1        2,000,000       2,522,500
----------------------------------------------------------------------------------------------------
Genzyme Corp., 1.25% Cv. Sr. Nts., 12/1/23 1                              4,000,000       4,180,000
----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc., 0.50% Cv. Sr. Nts., 5/1/11 1                       3,000,000       3,078,750
----------------------------------------------------------------------------------------------------
Invitrogen Corp., 1.50% Cv. Sr. Unsec. Nts., 2/15/24                      2,000,000       1,717,500


                  23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          PRINCIPAL          VALUE
                                                                             AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
PDL BioPharma, Inc., 2% Cv. Sr. Unsec. Nts., 2/15/12                   $  2,000,000   $  2,115,000
                                                                                      -------------
                                                                                        21,020,000

---------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
Cytyc Corp.:
2.25% Cv. Sr. Nts., 3/15/24 1                                             2,000,000      2,160,000
2.25% Cv. Sr. Nts., 3/15/24                                               2,000,000      2,160,000
---------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.,3.25% Cv.Sr.Sub.Nts.,3/1/24         6,000,000      7,792,500
---------------------------------------------------------------------------------------------------
Medtronic, Inc., 1.50% Cv. Sr. Unsec. Nts., 4/15/11                       5,000,000      5,325,000
                                                                                      -------------
                                                                                        17,437,500

---------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.8%
Omnicare, Inc., 3.25% Cv. Sr. Unsec. Debs., 12/15/35                      4,000,000      3,490,000
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--6.6%
Advanced Medical Optics, Inc., 2.50% Cv. Sr. Sub. Nts., 7/15/24           3,000,000      2,917,500
---------------------------------------------------------------------------------------------------
Allergan, Inc., 1.50% Cv. Nts., 4/1/26 1                                  5,000,000      5,475,000
---------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., 1.50% Cv. Sr. Unsec. Sub. Nts., 6/4/33      4,000,000      4,230,000
---------------------------------------------------------------------------------------------------
Sepracor, Inc., 0% Cv. Sr. Sub. Nts., 10/15/24 2                          3,000,000      3,243,750
---------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance II LLC, 0.50% Cv. Sr. Debs.,
Series A,2/1/24 (cv.into ADRs of Teva Pharmaceutical Industries Ltd.)     6,500,000      6,621,875
---------------------------------------------------------------------------------------------------
Wyeth, 5.109% Cv. Sr. Unsec. Nts., 1/15/24 4                              5,000,000      5,453,000
                                                                                      -------------
                                                                                        27,941,125

---------------------------------------------------------------------------------------------------
INDUSTRIALS--6.3%
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.8%
Alliant Techsystems, Inc., 2.75% Cv. Sr. Sub. Nts., 9/15/11 1             6,500,000      6,678,750
---------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 5.124% Cv. Sr. Nts., 8/15/33 4                     4,000,000      5,328,040
                                                                                      -------------
                                                                                        12,006,790

---------------------------------------------------------------------------------------------------
AIRLINES--1.4%
AirTran Holdings, Inc., 7% Cv. Sr. Nts., 7/1/23                           2,500,000      3,334,375
---------------------------------------------------------------------------------------------------
UAL Corp., 5% Cv. Bonds, 2/1/21                                           2,000,000      2,323,080
                                                                                      -------------
                                                                                         5,657,455

---------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.1%
FTI Consulting, Inc., 3.75% Cv. Sr. Unsec. Sub. Nts., 7/15/12             4,000,000      4,620,000
---------------------------------------------------------------------------------------------------
MACHINERY--1.0%
Danaher Corp., 2.518% Cv. Sr.Unsec.Unsub.Liquid Yield Option Nts.,
1/22/21 2                                                                 3,000,000      3,202,500
---------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc.:
2.888% Cv. Sub. Nts., 12/31/06 3,5                                        3,931,593        629,055
8.25% Cv. Sub. Nts., 12/31/06 3,5                                         3,212,132        513,941
                                                                                      -------------
                                                                                         4,345,496


                  24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                       PRINCIPAL             VALUE
                                                                          AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.1%
---------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Comverse Technology, Inc., 0% Cv. Sr. Unsec. Zero Yield Puttable
Securities, 5/15/23 2                                                  $  4,000,000   $  5,050,000
---------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
EMC Corp., 1.75% Cv. Sr. Nts., 12/1/11 3                                  6,000,000      6,241,200
---------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.4%
Yahoo!, Inc., 0% Cv. Sr. Unsec. Nts., 4/1/08 2                            1,500,000      1,950,000
---------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--1.6%
DST Systems, Inc., 3.625% Cv. Sr. Unsec. Debs., Series B, 8/15/23         5,000,000      6,712,500
---------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
Agere Systems, Inc.,6.50% Cv.Unsec.Unsub.Nts., 12/15/09 (cv. into
Agere Systems, Inc., Cl. A common stock)                                  5,000,000      5,112,500
---------------------------------------------------------------------------------------------------
Intel Corp.:
2.95% Cv. Unsec. Sub. Debs., 12/15/35 1                                   4,000,000      3,640,000
2.95% Cv. Unsec. Sub. Debs., 12/15/35                                     2,000,000      1,820,000
                                                                                      -------------
                                                                                        10,572,500

---------------------------------------------------------------------------------------------------
SOFTWARE--2.9%
Amdocs Ltd., 0.50% Cv. Nts., 3/15/24                                      5,000,000      5,331,250
---------------------------------------------------------------------------------------------------
Red Hat, Inc., 0.50% Cv. Sr. Unsec. Sub. Debs., 1/15/24                   3,000,000      3,221,250
---------------------------------------------------------------------------------------------------
Symantec Corp., 0.75% Cv. Sr. Nts., 6/15/11 1                             3,000,000      3,630,000
                                                                                      -------------
                                                                                        12,182,500

---------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.1%
---------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
Level 3 Communications, Inc., 2.875% Cv. Sub. Nts., 7/15/10               2,500,000      2,634,375
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.5%
American Tower Corp., 3% Cv. Sr. Nts., 8/15/12                            1,000,000      1,906,250
---------------------------------------------------------------------------------------------------
NII Holdings, Inc., 2.75% Cv. Nts., 8/15/25 1                             6,000,000      8,707,500
                                                                                      -------------
                                                                                        10,613,750

---------------------------------------------------------------------------------------------------
UTILITIES--2.7%
---------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.7%
CenterPoint Energy,Inc., 3.75% Cv. Sr. Unsec.Nts., Series B, 5/15/23      4,000,000      5,830,000
---------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                            4,500,000      5,760,000
                                                                                      -------------
                                                                                        11,590,000
                                                                                      -------------
Total Convertible Corporate Bonds and Notes (Cost $229,046,704)                        243,727,566


                  25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                             VALUE
                                                                             SHARES     SEE NOTE 1
---------------------------------------------------------------------------------------------------
PREFERRED STOCKS--28.4%
---------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--2.7%
---------------------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Ford Motor Co. Capital Trust II, 6.50% Cum. Cv., Non-Vtg.                   155,000   $  5,301,000
---------------------------------------------------------------------------------------------------
General Motors Corp.:
4.50% Cv. Sr. Debs., Series A                                               150,000      3,792,000
5.25% Cv. Sr. Unsec. Debs., Series B                                        100,000      2,119,000
                                                                                      -------------
                                                                                        11,212,000

---------------------------------------------------------------------------------------------------
ENERGY--3.0%
---------------------------------------------------------------------------------------------------
OIL & GAS--3.0%
Chesapeake Energy Corp., 4.50% Cum. Cv., Non-Vtg.                            65,000      6,246,500
---------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv.                                                      5,000      6,637,500
                                                                                      -------------
                                                                                        12,884,000

---------------------------------------------------------------------------------------------------
FINANCIALS--12.0%
---------------------------------------------------------------------------------------------------
CAPITAL MARKETS--4.2%
Affiliated Managers Group, Inc.:
5.10% Cv. 1                                                                 120,000      6,315,000
5.10% Cv.                                                                    20,000      1,052,500
---------------------------------------------------------------------------------------------------
E*TRADE Financial Corp., 6.125% Cum. Cv., Non-Vtg.                          135,000      3,948,750
---------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.25% Cv. Premium Income Equity
Linked Nts. (linked to General Mills, Inc. common stock)                    240,000      6,604,800
                                                                                      -------------
                                                                                        17,921,050

---------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Marshall & Ilsley Corp., 6.50% Cv.                                          200,000      5,454,000
---------------------------------------------------------------------------------------------------
Washington Mutual Capital Trust 2001, 5.375% Cum. Cv. Units
(each unit consists of one preferred stock and one warrant to
purchase shares of Washington Mutual, Inc.), Non-Vtg. 6                      75,000      4,284,000
                                                                                      -------------
                                                                                         9,738,000

---------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
Citigroup Funding, Inc., 5.02% Cv., Series GNW                              175,000      5,656,000
---------------------------------------------------------------------------------------------------
INSURANCE--2.6%
MetLife, Inc., 6.375% Cv. Equity Units, Series B (each equity unit consists of a fractional interest in trust preferred securities as well as a stock
purchase contract to purchase MetLife, Inc., Series A and Series B) 6       200,000      6,116,000
---------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd., 6% Cv., Series A, Non-Vtg.             160,000      4,900,000
                                                                                      -------------
                                                                                        11,016,000

---------------------------------------------------------------------------------------------------
REAL ESTATE--1.6%
Simon Property Group, Inc., 6% Cv., Non-Vtg.                                 80,000      6,512,000


                  26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                             VALUE
                                                                             SHARES     SEE NOTE 1
---------------------------------------------------------------------------------------------------
HEALTH CARE--1.3%
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Schering-Plough Corp., 6% Cv.                                               100,000   $  5,689,000
---------------------------------------------------------------------------------------------------
INDUSTRIALS--1.3%
---------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Northrop Grumman Corp., 7% Cum. Cv., Series B                                40,000      5,320,000
---------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.2%
---------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                 5,000      5,166,250
---------------------------------------------------------------------------------------------------
MATERIALS--2.2%
---------------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Celanese Corp., 4.25% Cum. Cv.                                              130,000      4,680,000
---------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Freeport-McMoRan Copper & Gold, Inc., 5.50% Cv.                               3,500      4,573,188
---------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
---------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.8%
Crown Castle International Corp., 6.25% Cv.                                  64,000      3,512,000
---------------------------------------------------------------------------------------------------
UTILITIES--3.9%
---------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.9%
AES Trust VII, 6% Cv., Non-Vtg.                                              75,000      3,731,250
---------------------------------------------------------------------------------------------------
Entergy Corp., 7.625% Cv.                                                   100,000      5,948,000
---------------------------------------------------------------------------------------------------
NRG Energy, Inc., 5.75% Cv.                                                  25,000      6,746,875
                                                                                      -------------
                                                                                        16,426,125
                                                                                      -------------
Total Preferred Stocks (Cost $110,676,252)                                             120,305,613

---------------------------------------------------------------------------------------------------
COMMON STOCKS--8.0%
---------------------------------------------------------------------------------------------------
Alltel Corp.                                                                 50,000      3,024,000
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           65,000      5,578,300
---------------------------------------------------------------------------------------------------
Bank of America Corp.                                                        60,000      3,203,400
---------------------------------------------------------------------------------------------------
Hess Corp.                                                                   49,830      2,470,073
---------------------------------------------------------------------------------------------------
Johnson & Johnson                                                            80,000      5,281,600
---------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                             25,000      2,376,250
---------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                                   90,000      2,943,000
---------------------------------------------------------------------------------------------------
Monsanto Co.                                                                100,000      5,253,000
---------------------------------------------------------------------------------------------------
SystemOne Technologies, Inc. 3,7                                            197,142          1,380
---------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                     130,644      3,971,578
                                                                                      -------------
Total Common Stocks (Cost $28,136,735)                                                  34,102,581


                  27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                                   PRINCIPAL            VALUE
                                                                      AMOUNT       SEE NOTE 1
----------------------------------------------------------------------------------------------
STRUCTURED NOTES--1.3%
----------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Cv. Linked Nts., 6%, 12/5/07
(linked to Corning, Inc.) 3,7 (Cost $5,999,776)                  $   285,705   $    5,526,963

                                                                      SHARES
----------------------------------------------------------------------------------------------
MONEY MARKET FUND--4.3%
----------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25% 8,9
(Cost $18,266,066)                                                18,266,066       18,266,066

----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $392,125,533)                         99.4%     421,928,789
----------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          0.6        2,358,080
                                                                 -----------------------------

NET ASSETS                                                             100.0%  $  424,286,869
                                                                 =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $72,484,400 or 17.08% of the Fund's net assets as of December 31, 2006.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $17,166,339, which represents 4.05% of the Fund's net assets. See
Note 6 of accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Issue is in default. See Note 1 of accompanying Notes.

6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

7. Non-income producing security.

8. Rate shown is the 7-day yield as of December 31, 2006.

9. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                         SHARES                                      SHARES
                                   DECEMBER 31,         GROSS          GROSS   DECEMBER 31,
                                           2005     ADDITIONS     REDUCTIONS           2006
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*             --    78,400,578     60,134,512     18,266,066

                                                                       VALUE       DIVIDEND
                                                                  SEE NOTE 1         INCOME
-------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*                                $ 18,266,066   $    255,288

* The money market fund and the Fund are affiliated by having the same investment advisor.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $373,859,467)                          $  403,662,723
Affiliated companies (cost $18,266,066)                                 18,266,066
                                                                    ---------------
                                                                       421,928,789
-----------------------------------------------------------------------------------
Cash                                                                       626,977
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         2,519,423
Interest and dividends                                                   1,837,007
Shares of beneficial interest sold                                         528,690
Other                                                                       30,177
                                                                    ---------------
Total assets                                                           427,471,063

-----------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                    2,118,000
Shares of beneficial interest redeemed                                     614,925
Distribution and service plan fees                                         254,548
Trustees' compensation                                                      65,375
Transfer and shareholder servicing agent fees                               55,579
Shareholder communications                                                  49,342
Other                                                                       26,425
                                                                    ---------------
Total liabilities                                                        3,184,194

-----------------------------------------------------------------------------------
NET ASSETS                                                          $  424,286,869
                                                                    ===============

-----------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
Paid-in capital                                                     $  478,543,642
-----------------------------------------------------------------------------------
Accumulated net investment loss                                         (2,420,816)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investments                           (81,639,213)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                              29,803,256
                                                                    ---------------
NET ASSETS                                                          $  424,286,869
                                                                    ===============


                  29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $240,088,014 and
16,958,853 shares of beneficial interest outstanding)                                             $  14.16
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)   $  15.02
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $40,596,924 and 2,863,217 shares of
beneficial interest outstanding)                                                                  $  14.18
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $55,737,300 and 3,939,081 shares of
beneficial interest outstanding)                                                                  $  14.15
-----------------------------------------------------------------------------------------------------------
Class M Shares:
Net asset value and redemption price per share (based on net assets of $70,996,026 and
5,018,133 shares of beneficial interest outstanding)                                              $  14.15
Maximum offering price per share (net asset value plus sales charge of 3.25% of offering price)   $  14.63
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $16,868,605 and 1,191,048 shares of
beneficial interest outstanding)                                                                  $  14.16

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                           $    7,341,838
Affiliated companies                                                    255,288
--------------------------------------------------------------------------------
Interest                                                              7,313,060
--------------------------------------------------------------------------------
Other income                                                              5,245
                                                                 ---------------
Total investment income                                              14,915,431

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       2,107,898
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 563,788
Class B                                                                 479,898
Class C                                                                 573,326
Class M                                                                 174,110
Class N                                                                  28,132
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 353,712
Class B                                                                  86,608
Class C                                                                  97,628
Class M                                                                  82,842
Class N                                                                   9,058
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  46,862
Class B                                                                  12,259
Class C                                                                  12,656
Class M                                                                  10,170
Class N                                                                   1,192
--------------------------------------------------------------------------------
Accounting service fees                                                 130,398
--------------------------------------------------------------------------------
Custodian fees and expenses                                               3,692
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                    82,959
                                                                 ---------------
Total expenses                                                        4,858,688
Less waivers and reimbursements of expenses                              (4,889)
                                                                 ---------------
Net expenses                                                          4,853,799

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                10,061,632


                  31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                      $   28,507,724
Closing and expiration of option contracts written                      627,461
                                                                 ---------------
Net realized gain                                                    29,135,185
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                  3,105,320

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $   42,302,137
                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                    2006             2005
-------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $   10,061,632   $   12,354,631
-------------------------------------------------------------------------------------------------
Net realized gain                                                    29,135,185       12,688,258
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                 3,105,320      (23,076,957)
                                                                 --------------------------------
Net increase in net assets resulting from operations                 42,302,137        1,965,932

-------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                              (7,800,060)     (12,158,423)
Class B                                                              (1,112,118)      (2,373,869)
Class C                                                              (1,396,887)      (2,499,131)
Class M                                                              (2,400,470)      (3,875,859)
Class N                                                                (244,472)         (98,537)
                                                                 --------------------------------
                                                                    (12,954,007)     (21,005,819)

-------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (27,464,457)     (58,200,165)
Class B                                                             (21,179,903)     (23,575,464)
Class C                                                             (10,458,453)     (16,051,502)
Class M                                                             (13,103,309)     (18,593,755)
Class N                                                              13,889,747          419,514
                                                                 --------------------------------
                                                                    (58,316,375)    (116,001,372)

-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
Total decrease                                                      (28,968,245)    (135,041,259)
-------------------------------------------------------------------------------------------------
Beginning of period                                                 453,255,114      588,296,373
                                                                 --------------------------------
End of period (including accumulated net investment loss of
$2,420,816 and $4,601,685, respectively)                         $  424,286,869   $  453,255,114
                                                                 ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED DECEMBER 31,                      2006             2005            2004            2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.22        $   13.63       $   13.27       $   11.29     $   12.76
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .35 1            .35 1           .43 1           .56           .57
Net realized and unrealized gain (loss)                  1.04             (.16)            .58            1.98         (1.41)
                                                    --------------------------------------------------------------------------
Total from investment operations                         1.39              .19            1.01            2.54          (.84)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.45)            (.60)           (.65)           (.56)         (.63)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   14.16        $   13.22       $   13.63       $   13.27     $   11.29
                                                    ==========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.63%            1.50%           7.74%          22.95%        (6.59)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 240,088        $ 251,033       $ 319,478       $ 310,641     $ 202,968
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 239,978        $ 277,049       $ 321,729       $ 252,347     $ 190,677
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.57%            2.66%           3.24%           4.48%         4.77%
Total expenses                                           0.95% 4          0.97%           0.94%           0.94%         0.99%
Expenses after payments and waivers
and reduction to custodian expenses                      0.95%            0.96%           0.94%           0.94%         0.99%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              50%             54%             61%           52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       0.95%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS B     YEAR ENDED DECEMBER 31,                      2006             2005            2004            2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.24        $   13.65       $   13.29       $   11.30        $   12.79
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .24 1            .24 1           .33 1           .43              .43
Net realized and unrealized gain (loss)                  1.04             (.15)            .58            2.02            (1.38)
                                                    ------------------------------------------------------------------------------
Total from investment operations                         1.28              .09             .91            2.45             (.95)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.34)            (.50)           (.55)           (.46)            (.54)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   14.18        $   13.24       $   13.65       $   13.29        $   11.30
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       9.75%            0.68%           6.92%          22.07%           (7.44)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  40,597        $  58,483       $  84,816       $ 133,058        $ 154,350
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  47,985        $  68,098       $ 102,670       $ 139,757        $ 213,259
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.74%            1.84%           2.47%           3.79%            3.95%
Total expenses                                           1.75% 4,5        1.79% 6         1.75% 6         1.74% 6,7        1.77% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              50%             54%             61%              52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of affiliated funds management fees less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       1.75%

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED DECEMBER 31,                      2006             2005            2004            2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.21        $   13.62       $   13.27       $   11.28        $   12.76
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .24 1            .25 1           .33 1           .46              .46
Net realized and unrealized gain (loss)                  1.04             (.16)            .57            1.99            (1.40)
                                                    ------------------------------------------------------------------------------
Total from investment operations                         1.28              .09             .90            2.45             (.94)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.34)            (.50)           (.55)           (.46)            (.54)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   14.15        $   13.21       $   13.62       $   13.27        $   11.28
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       9.78%            0.72%           6.89%          22.14%           (7.39)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  55,737        $  62,231       $  80,995       $  82,149        $  61,031
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  57,353        $  69,275       $  82,470       $  69,787        $  66,391
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    1.77%            1.89%           2.48%           3.73%            3.97%
Total expenses                                           1.74% 4,5        1.74% 6         1.70% 6         1.70% 6,7        1.76% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              50%             54%             61%              52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of affiliated funds management fees less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       1.74%

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

CLASS M     YEAR ENDED DECEMBER 31,                      2006             2005            2004            2003             2002
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.21        $   13.62       $   13.27       $   11.28        $   12.76
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .36 1            .36 1           .43 1           .50              .49
Net realized and unrealized gain (loss)                  1.03             (.16)            .57            2.00            (1.40)
                                                    ------------------------------------------------------------------------------
Total from investment operations                         1.39              .20            1.00            2.50             (.91)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.45)            (.61)           (.65)           (.51)            (.57)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                      $   14.15        $   13.21       $   13.62       $   13.27        $   11.28
                                                    ==============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.68%            1.55%           7.69%          22.59%           (7.16)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  70,996        $  79,023       $ 100,877       $ 114,600        $ 108,426
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  73,597        $  86,969       $ 106,194       $ 110,337        $ 122,897
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.60%            2.72%           3.24%           4.16%            4.24%
Total expenses                                           0.91% 4,5        0.91% 6         0.95% 6,7       1.32% 6,7        1.51% 6
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              50%             54%             61%              52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Voluntary waiver of affiliated funds management fees less than 0.01%.

5. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       0.91%

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED DECEMBER 31,                      2006             2005            2004            2003          2002
------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.22        $   13.63       $   13.27       $   11.29     $   12.76
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .31 1            .28 1           .37 1           .49           .55
Net realized and unrealized gain (loss)                  1.02             (.15)            .58            2.00         (1.43)
                                                    --------------------------------------------------------------------------
Total from investment operations                         1.33              .13             .95            2.49          (.88)
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.39)            (.54)           (.59)           (.51)         (.59)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   14.16        $   13.22       $   13.63       $   13.27     $   11.29
                                                    ==========================================================================

------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.19%            1.04%           7.31%          22.45%        (6.92)%
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  16,869        $   2,485       $   2,131       $   1,458     $     388
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $   5,669        $   2,378       $   1,781       $     743     $     205
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    2.26%            2.17%           2.79%           3.87%         4.38%
Total expenses                                           1.23% 4          1.45%           1.37%           1.37%         1.43%
Expenses after payments and waivers
and reduction to custodian expenses                      1.23%            1.43%           1.37%           1.35%         1.38%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    54%              50%             54%             61%           52%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       1.23%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class M and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C, M and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which


                  39 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2006, securities with an aggregate market value of $1,142,996, representing 0.27% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.


                  40 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3         TAX PURPOSES
   --------------------------------------------------------------------------
   $  973,299               $  --          $  80,698,872        $  25,801,736

1. As of December 31, 2006, the Fund had $80,698,872 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforward were as follows:

                            EXPIRING
                            ------------------------
                            2010       $  80,698,872
                                       =============

2. During the fiscal year ended December 31, 2006, the Fund utilized $21,096,894 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended December 31, 2005, the Fund utilized $7,504,322 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Fund were unaffected by the reclassifications.


                  41 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                               REDUCTION TO                  INCREASE TO
        REDUCTION              ACCUMULATED               ACCUMULATED NET
        TO PAID-IN             NET INVESTMENT              REALIZED LOSS
        CAPITAL                LOSS                       ON INVESTMENTS
        ----------------------------------------------------------------
        $  285,664             $  5,073,244                 $  4,787,580

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2006   DECEMBER 31, 2005
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                $  12,954,007       $  21,005,819

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities   $  396,127,053
                                         ==============

        Gross unrealized appreciation    $   39,475,377
        Gross unrealized depreciation       (13,673,641)
                                         --------------
        Net unrealized appreciation      $   25,801,736
                                         ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 2006, the Fund's projected benefit obligations were decreased by $29,737 and payments of $3,660 were made to retired trustees, resulting in an accumulated liability of $56,548 as of December 31, 2006.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral


                  42 | OPPENHEIMER CONVERTIBLE SECURITIES FUND of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                  43 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED DECEMBER 31, 2006    YEAR ENDED DECEMBER 31, 2005
                               SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                        2,318,909     $  31,684,747     2,229,111    $   29,269,773
Dividends and/or
distributions reinvested      444,736         6,153,926       717,744         9,447,315
Redeemed                   (4,798,119)      (65,303,130)   (7,396,919)      (96,917,253)
                           -------------------------------------------------------------
Net decrease               (2,034,474)    $ (27,464,457)   (4,450,064)   $  (58,200,165)
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                          219,096     $   2,994,379       384,419    $    5,032,394
Dividends and/or
distributions reinvested       51,658           716,244       118,262         1,559,371
Redeemed                   (1,825,531)      (24,890,526)   (2,299,068)      (30,167,229)
                           -------------------------------------------------------------
Net decrease               (1,554,777)    $ (21,179,903)   (1,796,387)   $  (23,575,464)
                           =============================================================

----------------------------------------------------------------------------------------
CLASS C
Sold                          363,323     $   4,952,367       369,150    $    4,830,334
Dividends and/or
distributions reinvested       71,329           988,545       125,570         1,652,747
Redeemed                   (1,206,502)      (16,399,365)   (1,730,481)      (22,534,583)
                           -------------------------------------------------------------
Net decrease                 (771,850)    $ (10,458,453)   (1,235,761)   $  (16,051,502)
                           =============================================================

----------------------------------------------------------------------------------------
CLASS M
Sold                           46,520     $     635,319        58,022    $      752,410
Dividends and/or
distributions reinvested      121,268         1,676,096       206,256         2,712,110
Redeemed                   (1,132,431)      (15,414,724)   (1,688,476)      (22,058,275)
                           -------------------------------------------------------------
Net decrease                 (964,643)    $ (13,103,309)   (1,424,198)   $  (18,593,755)
                           =============================================================

----------------------------------------------------------------------------------------
CLASS N
Sold                        1,037,870     $  14,367,145        71,550    $      939,101
Dividends and/or
distributions reinvested       16,642           234,685         6,529            86,038
Redeemed                      (51,480)         (712,083)      (46,439)         (605,625)
                           -------------------------------------------------------------
Net increase                1,003,032     $  13,889,747        31,640    $      419,514
                           =============================================================


                  44 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                          PURCHASES            SALES
             -------------------------------------------------------
             Investment securities   $  205,513,183   $  257,240,392

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             --------------------------------------------------------
             Up to $50 million                                0.6250%
             Next $250 million                                0.5000
             Over $300 million                                0.4375

--------------------------------------------------------------------------------
ACCOUNTING FEES. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the year ended December 31, 2006, the Fund paid $130,398 to the Manager for accounting and pricing services.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2006, the Fund paid $642,643 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.


                  45 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C, CLASS M AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C, Class M and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. While the Class M plan permits an annual asset-based sales charge payment of 0.50%, the Board has set that payment at zero effective February 11, 2004. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C, Class M or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $2,207,450, $2,567,276 and $157,611, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A         CLASS M      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED            DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------------------------
December 31, 2006       $  44,839           $  78        $  2,889      $  138,403        $  2,021          $  309

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended December 31, 2006, OFS waived $15 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the Manager waived $4,874 for IMMF management fees.


                  46 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2006 was as follows:

                                                          CALL OPTIONS
                                              ------------------------
                                              NUMBER OF      AMOUNT OF
                                              CONTRACTS       PREMIUMS
----------------------------------------------------------------------
Options outstanding as of December 31, 2005          --   $         --
Options written                                   5,600      1,012,830
Options closed or expired                        (5,600)    (1,012,830)
                                              ------------------------
Options outstanding as of December 31, 2006          --   $         --
                                              ========================


                  47 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers


                  48 | OPPENHEIMER CONVERTIBLE SECURITIES FUND of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  49 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER BOND FUND SERIES:

      We have audited the accompanying statement of assets and liabilities of Oppenheimer Convertible Securities Fund, (a portfolio of the Bond Fund Series), including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Convertible Securities Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2007


                  50 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions should be multiplied by 20.28% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $2,837,085 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended December 31, 2006, $11,035,397 or 85.19% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  51 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  52 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                  53 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Edward Everett and the Manager's Growth Equity investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load convertible securities funds advised by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other convertible securities funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those


                  54 | OPPENHEIMER CONVERTIBLE SECURITIES FUND economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  55 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE      TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE FUND
                                  COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON
TRUSTEES                          WAY, CENTENNIAL, COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL.

THOMAS W. COURTNEY,               Principal of Courtney Associates, Inc. (venture capital firm)
Chairman of the Board of          (since 1982); General Partner of Trivest Venture Fund (private
Trustees (since 2001),            venture capital fund); President of Investment Counseling
Trustee (since 1995)              Federated Investors, Inc. (1973-1982); Trustee of the following
Age: 73                           open-end investment companies: Cash Assets Trust (1984), Premier
                                  VIT (formerly PIMCO Advisors VIT), Tax Free Trust of Arizona
                                  (since 1984) and four funds for the Hawaiian Tax Free Trust.
                                  Oversees 10 portfolios in the OppenheimerFunds complex.

JOHN CANNON,                      Director of Neuberger Berman Income Managers Trust, Neuberger &
Trustee (since 1999)              Berman Income Funds and Neuberger Berman Trust, (open-end
Age: 77                           investment companies) (1995-present); Director of Neuberger Berman
                                  Equity Funds (open-end investment company) (since November
                                  2000); Trustee, Neuberger Berman Mutual Funds (open-end investment company) (since October 1994); Mr. Cannon held the following positions at CDC Investment Advisors (registered investment adviser): Chairman and Treasurer (December 1993-February 1996),
                                  Independent Consultant and Chief Investment Officer (1996-June
                                  2000) and Consultant and Director (December 1993-February 1999).
                                  Oversees 3 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund
Trustee (since 2005)              Advisors, Inc. (investment management company) (since January
Age: 66                           2004); President of The Community Reinvestment Act Qualified
                                  Investment Fund (investment management company) (since January
                                  2004); Independent Chairman of the Board of Trustees of Quaker
                                  Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October 2003); Chief Operating Officer and Chief
                                  Financial Officer of Lincoln National Investment Companies, Inc.
                                  (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment
                                  management subsidiary of Lincoln National Corporation) (1995-
                                  2003); President, Chief Executive Officer and Trustee of Delaware
                                  Investment Family of Funds (1995-2003); President and Board Member
                                  of Lincoln National Convertible Securities Funds, Inc. and the
                                  Lincoln National Income Funds, TDC (1995-2003); Chairman and Chief
                                  Executive Officer of Retirement Financial Services, Inc.
                                  (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1995-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc.
                                  (1995-2003); Chief Administrative Officer, Chief Financial
                                  Officer, Vice Chairman and Director of Equitable Capital
                                  Management Corporation (investment subsidiary of Equitable Life
                                  Assurance Society) (1985-1992); Corporate Controller of Merrill
                                  Lynch & Company (financial services holding company) (1977-1985);
                                  held the following positions at the Colonial Penn Group, Inc.
                                  (insurance company): Corporate Budget Director (1974-1977),
                                  Director of STCM Management Company, Inc. (sponsor and adviser
                                  (1969-1972); held the following positions at Price Waterhouse &
                                  Company (financial services firm): Tax Manager (1967-1969), Tax
                                  Senior (1965-1967) and Staff Accountant (1963-1965); United States
                                  Marine Corps (1957-1959). Oversees 10 portfolios in the
                                  OppenheimerFunds complex.


                  56 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 59
Trustee (since 1998)              portfolios in the OppenheimerFunds complex.
Age: 73

LACY B. HERRMANN,                 Founder and Chairman Emeritus of Aquila Group of Funds (open-end
Trustee (since 1995)              investment company) (since December 2004); Chairman of Aquila
Age: 77                           Management Corporation and Aquila Investment Management LLC (since
                                  August 1984); Chief Executive Officer and President of Aquila
                                  Management Corporation (August 1984-December 1994); Vice
                                  President, Director and Secretary of Aquila Distributors, Inc.
                                  (distributor of Aquila Management Corporation); Treasurer of
                                  Aquila Distributors, Inc.; President and Chairman of the Board of
                                  Trustees of Capital Cash Management Trust ("CCMT"); President and
                                  Director of STCM Management Company, Inc. (sponsor and adviser to
                                  CCMT); Chairman, President and Director of InCap Management
                                  Corporation; Sub-Advisor and Administrator of Prime Cash Fund &
                                  Short Term Asset Reserves; Director of OCC Cash Reserves, Inc.
                                  (open-end investment company) (June 2003-December 2004); Trustee of
                                  Premier VIT (formerly PIMCO Advisors VIT) (investment company)
                                  (since 1994); Trustee of OCC Accumulation Trust (open-end investment company) (until December 2004); Trustee Emeritus of Brown University
                                  (since June 1983). Oversees 10 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since
Trustee (since 2001)              September 1995); Director of Special Value Opportunities Fund, LLC
Age: 63                           (registered investment company) (since September 2004); Investment
                                  Advisory Board Member of Zurich Financial Services (insurance)
                                  (since October 2004); Board of Governing Trustees of The Jackson
                                  Laboratory (non-profit) (since August 1990); Trustee of the
                                  Institute for Advanced Study (non-profit educational institute)
                                  (since May 1992); Special Limited Partner of Odyssey Investment
                                  Partners, LLC (private equity investment) (January 1999-September
                                  2004) and Managing Principal (1997-December 1998); Trustee of
                                  Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                                  College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees 59 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                       LIBERTY STREET, 11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR.
                                  MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                  ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS
                                  WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001)
President and Principal           and President (since September 2000) of the Manager; President and
Executive Officer (since 2001)    director or trustee of other Oppenheimer funds; President and
and Trustee (since 2005)          Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
Age: 57                           parent holding company) and of Oppenheimer Partnership Holdings,
                                  Inc. (holding company subsidiary of the Manager) (since July
                                  2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and Director of
                                  Shareholder Services, Inc. and of Shareholder Financial Services,
                                  Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since July
                                  2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                  Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI


                  57 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   Private Investments, Inc. (since July 2001); President (since
Continued                         November 1, 2001) and Director (since July 2001) of Oppenheimer
                                  Real Asset Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                  (since February 1997); Director of DLB Acquisition Corporation
                                  (holding company parent of Babson Capital Management LLC) (since
                                  June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the
                                  Manager (September 2000-June 2001); President and Trustee of MML
                                  Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000);
                                  President, Chief Executive Officer and Director of MML Bay State
                                  Life Insurance Company (September 1999-August 2000); Director of
                                  Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                  96 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS:
THE FUND                          FOR MESSRS. EVERETT, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD
                                  FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                  10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND
                                  MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                  EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

EDWARD EVERETT,                   Vice President of the Manager (since January 2000); Assistant Vice
Vice President and Portfolio      President of the Manager and of the Fund (January 1996-January
Manager (since 2000)              2000). An officer of 1 portfolio in the OppenheimerFunds complex.
Age: 40

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager
Vice President and Chief          (since March 2004); Vice President of OppenheimerFunds
Compliance Officer                Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (since June 1983). Former Vice
Age: 56                           President and Director of Internal Audit of the Manager (1997-
                                  February 2004). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March
Treasurer and Principal           1999); Treasurer of the following: HarbourView Asset Management
Financial & Accounting            Corporation, Shareholder Financial Services, Inc., Shareholder
Officer (since 1999)              Services, Inc., Oppenheimer Real Asset Management Corporation, and
Age: 47                           Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                  Private Investments, Inc. (since March 2000), OppenheimerFunds
                                  International Ltd. (since May 2000), OppenheimerFunds plc (since
                                  May 2000), OFI Institutional Asset Management, Inc. (since
                                  November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial
                                  Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal
                                  and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                  Services Division (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer               Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 96 portfolios in the
Age: 36                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer               Director of Financial Reporting and Compliance of First Data
(since 2005)                      Corporation (April 2003-July 2004); Manager of Compliance of
Age: 36                           Berger Financial Group LLC (May 2001-March 2003); Director of
                                  Mutual Fund Operations at American Data Services, Inc. (September
                                  2000-May 2001). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.


                  58 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel
Secretary (since 2001)            (since March 2002) of the Manager; General Counsel and Director of
Age: 58                           the Distributor (since December 2001); General Counsel of
                                  Centennial Asset Management Corporation (since December 2001);
                                  Senior Vice President and General Counsel of Harbour-View Asset
                                  Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary
                                  (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc.
                                  (since December 2002); Director of Oppenheimer Real Asset
                                  Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services,
                                  Inc. and Shareholder Services, Inc. (since December 2001); Senior
                                  Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June
                                  2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001);
                                  Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                  Senior Vice President (May 1985-December 2003), Acting General
                                  Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the following: Shareholder Services, Inc. (May 1985-
                                  November 2001), Shareholder Financial Services, Inc. (November
                                  1989-November 2001), and OppenheimerFunds International Ltd.
                                  (September 1997-November 2001). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant
Assistant Secretary               Secretary (since October 2003) of the Manager; Vice President
(since 2001)                      (since 1999) and Assistant Secretary (since October 2003) of the
Age: 41                           Distributor; Assistant Secretary of Centennial Asset Management
                                  Corporation (since October 2003); Vice President and Assistant
                                  Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May
Assistant Secretary               2004); First Vice President (April 2001-April 2004), Associate
(since 2004)                      General Counsel (December 2000-April 2004), Corporate Vice
Age: 39                           President (May 1999-April 2001) and Assistant General Counsel (May
                                  1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary               (since September 2004); Mr. Gillespie held the following positions
(since 2004)                      at Merrill Lynch Investment Management: First Vice President
Age: 43                           (2001-September 2004); Director (2000-September 2004) and Vice
                                  President (1998-2000). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  59 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $21,000 in fiscal 2006 and $20,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2006 and $156,805 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R review.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2006 and $6,536 in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $225,954 in fiscal 2006 and $163,341 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Fund Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007